Accounts Payable, Accrued Liabilities and Other	9 Months Ended
Sep. 30, 2019
Accounts Payable and Accrued Liabilities [Member]
Schedule of Accounts Payable, Accrued Liabilities and Other [Line Items]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
8. Accounts Payable, Accrued Liabilities and Other

	September 30, 2019	December 31, 2018
	$	$
Accounts payable	110,406	31,201
Accrued liabilities
Voyage and vessel expenses	117,912	98,135
Interest	33,944	47,731
Payroll and related liabilities	33,016	34,849
Distributions payable and other	6,486	6,426
Deferred revenues – current	30,330	30,108
In-process revenue contracts – current	5,933	5,930
Office lease liability – current (note 2)	3,065	—
	341,092	254,380